Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 391,998	$ 382,729
Acquired goodwill	16,742	13,301
Foreign currency translation adjustment	2,477	(4,032)
Goodwill, Ending Balance	$ 411,217	$ 391,998